Warrant Liability	12 Months Ended
Mar. 31, 2026
Warrant Liability
Warrant Liability

12	Warrant Liability

SJP Warrants

On November 11, 2025, the Company and SJP entered into a subscription agreement for SJP to acquire 1% of the issued share capital of the Company and warrants for $5 million. The subscription was completed on December 1, 2025, with 11 ordinary shares issued to SJP and 5,000,000 warrants granted to SJP with an exercise price of $15 per warrant. SJP warrants, if fully exercised, convert into 15% of the issued ordinary share capital of the Company at the time of exercise. If SJP Warrants are not fully exercised the ordinary shares will be issued on a pro rata basis. SJP Warrants have a maturity date of December 1, 2028. The SJP Warrants also include a contingent settlement provision triggered by a change of control event. Under this provision, any unexercised SJP Warrants are automatically exchanged for ordinary shares equivalent to 15% of the Company’s issued ordinary share capital immediately prior to the event, without payment of the exercise price or any other consideration.

SJP Warrants are classified as a financial liability on the basis that they do not meet the fixed-for-fixed condition due to the contingent settlement provision triggered by a change of control event. SJP Warrants were initially recognized at their fair value on the date of issuance and subsequently at the end of each reporting period, with changes in fair value recognizing in the profit or loss.

No SJP Warrants had been exercised during the year ended March 31, 2026.

To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments and non-financial assets into the three levels prescribed under the accounting standards. The fair value measurement of SJP Warrants is classified at level 3. Binomial option-pricing model was used to determine the fair value of SJP Warrants with key inputs and assumption set out as follow:

Grant date	December 1, 2025	March 31, 2026
Time to expiry (year)	3.00	2.67
Spot price (pre-recapitalization)	$14.55	$14.55
Risk-free rate	3.54%	3.81%
Volatility	78.06%	80.90%

On date of issuance, the fair value of the SJP Warrants was $3,912,514. As of March 31, 2026, the fair value of SJP Warrants was $3,785,924, with a gain on fair value of $126,590 credited to profit or loss.